Note 8 - Trade Payables and Others	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
8
) Trade payables and others

This line item is analyzed as follows:

	December 31,
(in thousands of euro)	2017	2018	2019
Suppliers (excluding payables related to capital expenditures)	19,970	28,576	27,936
Tax and employee-related payables	4,404	5,661	6,999
Other payables	209	425	1,111
Trade payables and others excluding payables related to capital expenditures	24,583	34,662	36,047
Payables related to capital expenditures	74	56,993	13,458
Payables and others	24,657	91,655	49,504

The book value of trade payables and others is considered to be a reasonable approximation of their fair value.